Accrued Expenses and Other Current Liabilities (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	September 30, 2024	December 31, 2023
Legal and patents	$112	$42
Wages and incentives	37	70
Clinical and consulting	12	347
Accrued purchases of property and equipment	—	389
Other	56	99
Total accrued expenses and other current liabilities	$217	$947

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Accrued purchases of property and equipment	$389	$—
Clinical and consulting	347	475
Wages and incentives	70	1,130
Legal and patents	42	—
Other	99	33
Total accrued expenses and other current liabilities	$947	$1,638